Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2045 Fund	May 30, 2023
Fidelity Advisor Freedom 2045 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.22%)
Past 5 years	3.75%
Past 10 years	7.11%
Fidelity Advisor Freedom 2045 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.99%)
Past 5 years	1.58%
Past 10 years	5.21%
Fidelity Advisor Freedom 2045 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.45%)
Past 5 years	2.71%
Past 10 years	5.36%
Fidelity Advisor Freedom 2045 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.89%)
Past 5 years	4.22%
Past 10 years	7.10%
Fidelity Advisor Freedom 2045 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.53%)
Past 5 years	4.01%
Past 10 years	7.11%
Fidelity Advisor Freedom 2045 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.32%)
Past 5 years	5.26%
Past 10 years	8.02%
Fidelity Advisor Freedom 2045 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.28%)
Since Inception	5.25%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0390
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.65%

[1]	A From October 2, 2018